Goodwill	12 Months Ended
May 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
11.	GOODWILL

	As of May 31,
	2012	2013
	US$	US$

Costs:
Beginning balance	7,588	1,798
Deconsolidation of Newave	(5,820)	—
Acquisition of CMSI	—	1,829
Exchange of difference	30	133

Ending balance	1,798	3,760

Accumulated goodwill impairment loss:
Beginning balance	—	—

Ending balance	—	—

Goodwill, net	1,798	3,760

Goodwill is associated with entities included in the language training and test preparation courses segment.